Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Taxes [Line Items]
Current income taxes	$ 42,593,017	268,076,187	121,303,259	83,328,105
Deferred income tax (benefits)/expenses	13,394,244	84,302,034	(31,980,857)	1,731,905
Taxation for the year	$ 55,987,261	352,378,221	89,322,402	85,060,010